Current Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Liabilities, Current [Abstract]
CURRENT LIABILITIES
Note 8 –CURRENT LIABILITIES

	9/30/2013	6/30/2013
Wholesale loan facility	$27,019,113	$25,669,388
Cash reserve	2,767,943	2,731,094
	$29,787,056	$28,400,482

Wholesale Loan Facility
The Company has a secured line of credit (the “Wholesale Loan Facility” or “RPA” with a bank in Sydney Australia for up to AUD $30,000,000 for the Company to use as of September 30, 2013 and June 30, 2013. The line of credit is secured mainly by trade receivables. Interest is charged at the bank’s reserve rate plus an agreed upon margin from the bank. The agreement is currently set to expire on December 31, 2013 and can be renewed annually in September. The Company has requested the renewal and is awaiting final bank approval. Interest expense charged to cost of revenue related to the loan for the 3 months ended September 30, 2013 and 2012 was approximately USD $465,783 and USD $456,689 , respectively.

Cash Reserve
The Company is required to maintain certain cash reserves with its senior debt provider in accordance with the Receivables Purchase Agreement (RPA) between the parties. The Required Cash Reserve amount may be provided by the Company or its customers and is held in a ‘Cash Reserve Account’ with its senior debt provider in accordance with the RPA’s terms and conditions.  The Required Cash Reserve balance is adjusted based on the RPA and the total facility limit provided to the Company by the senior lender.

Note 9 –CURRENT LIABILITIES

	2013	2012
Wholesale loan facility	$25,669,388	$24,688,865
Cash reserve	2,731,094	703,003
	$28,400,482	$25,391,868

Wholesale Loan Facility
The Company has a secured line of credit with a bank in Sydney Australia for up to AUD $50,000,000.  As of June 30, 2013 and 2013, the Company has used approximately AUD $30,000,000  AUD $25,000,000, respectively. The line of credit is secured mainly by trade receivables. Interest is charged at the banks reserve rate plus an agreed upon margin from the bank. The agreement is currently set to expire on December 31, 2013 and can be renewed annually in September. The Company has requested the renewal and is awaiting final bank approval. Interest expense charged to cost of revenue related to the loan for the year ended June 30, 2013 and 2012 was approximately USD $1,905,471 and USD $1,711,920, respectively.

Cash Reserve
The Company is required to maintain certain cash reserves with its senior debt provider in accordance with the Receivables Purchase Agreement (RPA) between the parties. The Required Cash Reserve amount may be provided by the Company or its customers and is held in a ‘Cash Reserve Account’ with its senior debt provider in accordance with the RPA’s terms and conditions. The Required Cash Reserve balance is adjusted based on the RPA and the total facility limit provided to the Company by the senior lender.